Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	1,958,768	1,747,585
Professional Fees	379,218	290,313
Officer’s Salary	871,049	872,289
Research and Development	165,758	164,374
Total Operating Expenses	3,374,793	3,074,561
Loss from Operations	(3,374,793)	(3,074,561)
Other Income/(Expenses)
Net change in unrealized apreciation on investment in gold bullion	110,198	133,829
Interest expense	(570,709)	(529,603)
Gain on sale of gold	200,433
Interest income	11,518	71,396
Total Other Income/(Expenses)	(248,560)	(324,378)
Net (Loss) before Provision for Income Taxes	(3,623,353)	(3,398,939)
Provision for Income Taxes
Net (Loss)	$ (3,623,353)	$ (3,398,939)
Net Income (Loss) Per Share - Basic	$ (0.00)	$ (0.00)
Net Income (Loss) Per Share - Diluted	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic	1,059,485,670	1,038,374,219
Weighted average number of shares outstanding during the period - Diluted	1,059,485,670	1,038,374,219